Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash	$ 334,358	$ 491,764	$ 439,385
Inventories, net	407,331	273,268	206
Prepaid expenses and other assets	19,721	64,971	20,779
Total current assets	761,410	830,003	460,370
Equipment and tooling, net	131,950	145,252	8,091
Intangible assets, net	1,366,038	148,540	175,726
Total assets	2,259,398	1,123,795	644,187
Current liabilities:
Accounts payable	200,835	164,190	147,670
Deferred officer compensation	280,500	224,400
Accrued liabilities	13,573	14,750	27,307
Subordinated notes payable, net of $263,272 discount at September 30, 2010			436,728
Due to related party	250,000
Total current liabilities	744,908	403,340	611,705
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.001 par value, authorized 1,000,000 shares, none issued and outstanding
Common stock, $0.001 par value, authorized 50,000,000 shares, 19,517,027 and 15,306,064 shares issued and outstanding, respectively, 21,492,027 issued and outstanding for December 31, 2011	21,492	19,517	15,306
Additional paid-in capital	4,194,424	2,871,347	703,127
Accumulated deficit	(2,701,426)	(2,170,409)	(685,951)
Total stockholders' equity	1,514,490	720,455	32,482
Total liabilities and stockholders' equity	$ 2,259,398	$ 1,123,795	$ 644,187